Nature of Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Esports Entertainment Group, Inc. (the “Company” or “EEG”) was formed in the state of Nevada on July 22, 2008 under the name Virtual Closet, Inc., before changing its name to DK Sinopharma, Inc. on June 6, 2010 and then to, VGambling, Inc. on August 12, 2014. On or about April 24, 2017, VGambling, Inc. changed its name to Esports Entertainment Group, Inc.

The Company is a diversified operator of iGaming, traditional sports betting and esports businesses with a global footprint. The Company’s strategy is to build and acquire iGaming and traditional sports betting platforms and use them to grow the esports business whereby customers have access to game centers, online tournaments and player-versus-player wagering. On July 31, 2020, the Company commenced revenue generating operations with the acquisition of LHE Enterprises Limited, a holding company for Argyll Entertainment (“Argyll”), an online sportsbook and casino operator. On January 21, 2021, the Company completed its acquisition of Phoenix Games Network Limited, the holding company for the Esports Gaming League (“EGL”), and provider of event management and team services, including live and online events and tournaments. On March 1, 2021, the Company completed the acquisition of the operating assets and specified liabilities that comprise the online gaming operations of Lucky Dino Gaming Limited, a company registered in Malta, and Hiidenkivi Estonia OU, its wholly owned subsidiary registered in Estonia (collectively referred to as “Lucky Dino”). On June 1, 2021, the Company acquired ggCircuit, LLC (“GGC”) and Helix Holdings, LLC (“Helix”). GGC is a business-to-business software company that provides cloud-based management for gaming centers, a tournament platform and integrated wallet and point-of-sale solutions. Helix owned and operated esports centers that were disposed of on June 10, 2022, as the Company exited the physical sites. From the Helix acquisition, the Company retained its core esports programming and gaming infrastructure and remains focused on its core esports offerings. On July 13, 2021, the Company completed its acquisition of Bethard Group Limited the online casino and sports book business operating under the brand of Bethard (“Bethard”). Bethard’s business-to-consumer operations provides sportsbook, casino, live casino and fantasy sport betting services.

On January 18, 2023, the Company closed the transaction and sold its Spanish iGaming operations, including its Spanish iGaming license. This disposal is discussed further in Note 21, Subsequent Events.

On February 24, 2023, the Company completed the divestiture of Prozone Limited, containing the Bethard online casino and sportsbook business back to Gameday Group Plc. This disposal is discussed further in Note 21, Subsequent Events.

Note 1 – Nature of Operations

Esports Entertainment Group, Inc. (the “Company” or “EEG”) was formed in the State of Nevada on July 22, 2008 under the name Virtual Closet, Inc., before changing its name to DK Sinopharma, Inc. on June 6, 2010 and then to, Vgambling, Inc. on August 12, 2014. On or about April 24, 2017, Vgambling, Inc. changed its name to Esports Entertainment Group, Inc.

The Company is a diversified operator of iGaming, traditional sports betting and esports businesses with a global footprint. The Company’s strategy is to build and acquire iGaming and traditional sports betting platforms and use them to grow the esports business whereby customers have access to online tournaments and player-versus-player wagering. On July 31, 2020, the Company commenced revenue generating operations with the acquisition of LHE Enterprises Limited, holding company for Argyll Entertainment (“Argyll”), an online sportsbook and casino operator. On January 21, 2021, the Company completed its acquisition of Phoenix Games Network Limited, the holding company for the Esports Gaming League (“EGL”), and provider of event management and team services, including live and online events and tournaments. On March 1, 2021, the Company completed the acquisition of the operating assets and specified liabilities that comprise the online gaming operations of Lucky Dino Gaming Limited, a company registered in Malta, and Hiidenkivi Estonia OU, its wholly owned subsidiary registered in Estonia (collectively referred to as “Lucky Dino”).

On June 1, 2021, the Company acquired ggCircuit, LLC (“GGC”) and Helix Holdings, LLC (“Helix”). GGC is a business-to-business software company that provides cloud-based management for gaming centers, a tournament platform and integrated wallet and point-of-sale solutions. Helix operated esports centers that provided esports programming and gaming infrastructure. The Helix game center assets in Foxboro, MA and North Bergen, NJ, herein referred to as the “Helix Game Centers” were sold on June 10, 2022. EEG Labs, the analytics platform, and the yet to be released proprietary player-versus-player wagering platform Betground (previously referred to as LanDuel) from the Helix acquisition were retained. On July 13, 2021, the Company completed its acquisition of the online casino and sports book business operating under the brand of Bethard (referred to herein as “Bethard”). The acquisition of Bethard is discussed further in Note 3, Business Combinations.

On January 18, 2023, the Company closed the transaction and sold its Spanish iGaming operations, including its Spanish iGaming license. This disposal is discussed further in Note 21, Subsequent Events.

On February 24, 2023, the Company completed the divestiture of Prozone Limited, containing the Bethard online casino and sportsbook business back to Gameday Group Plc. This disposal is discussed further in Note 21, Subsequent Events.